Credit Risk - Summary of Other Segments Exposures by Geographical Distribution (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 9,250	£ 9,680
Commercial Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,510	23,922
Commercial Banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,630	11,328
Commercial Banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,606	9,525
Commercial Banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,274	3,069
Global Corporate Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,249	34,488
Global Corporate Banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,355	5,113
Global Corporate Banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,439	21,500
Global Corporate Banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,455	7,875
Corporate Centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	56,087	46,953
Corporate Centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,976	6,611
Corporate Centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44,495	34,474
Corporate Centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,379	4,006
Corporate Centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	212	487
Corporate Centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,025	1,375
UK [member] | Commercial Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,393	23,782
UK [member] | Commercial Banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,513	11,188
UK [member] | Commercial Banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,606	9,525
UK [member] | Commercial Banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,274	3,069
UK [member] | Global Corporate Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,532	22,407
UK [member] | Global Corporate Banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		332
UK [member] | Global Corporate Banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,430	17,793
UK [member] | Global Corporate Banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,102	4,282
UK [member] | Corporate Centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44,630	36,173
UK [member] | Corporate Centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,976	6,611
UK [member] | Corporate Centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35,659	26,693
UK [member] | Corporate Centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,086	1,352
UK [member] | Corporate Centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		312
UK [member] | Corporate Centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	909	1,205
Europe [Member] | Commercial Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	116	83
Europe [Member] | Commercial Banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	116	83
Europe [Member] | Global Corporate Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,852	6,628
Europe [Member] | Global Corporate Banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,032	1,643
Europe [Member] | Global Corporate Banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,699	3,356
Europe [Member] | Global Corporate Banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,121	1,629
Europe [Member] | Corporate Centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,794	3,110
Europe [Member] | Corporate Centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,514	1,569
Europe [Member] | Corporate Centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,217	1,529
Europe [Member] | Corporate Centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	63	12
US [member] | Commercial Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	57
US [member] | Commercial Banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	57
US [member] | Global Corporate Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	726	1,248
US [member] | Global Corporate Banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1
US [member] | Global Corporate Banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	111	73
US [member] | Global Corporate Banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	614	1,175
US [member] | Corporate Centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,240	4,933
US [member] | Corporate Centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,091	4,770
US [member] | Corporate Centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	149	163
Rest Of World [member] | Global Corporate Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,139	4,205
Rest Of World [member] | Global Corporate Banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,322	3,138
Rest Of World [member] | Global Corporate Banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	199	278
Rest Of World [member] | Global Corporate Banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	618	789
Rest Of World [member] | Corporate Centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,423	2,737
Rest Of World [member] | Corporate Centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,231	1,442
Rest Of World [member] | Corporate Centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,076	1,125
Rest Of World [member] | Corporate Centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 116	£ 170